Schedule of contingent liabilities (Details) - INR (₨)		Mar. 31, 2025	Mar. 31, 2024
Commitment And Contingencies
Claims against the Group not recognized as debts	[1]	₨ 103,829	₨ 114,410
Service tax demand	[2]	35,377	311,889
Income tax demand	[3]	821,929	286,860
Goods and service tax demand	[4]	64,689
Bank Guarantee (refer note 32)		121,000
Contingent liabilities		₨ 1,146,824	₨ 713,159

[1]	These represent claims made by the customers due to service related issues, which are contested by the Group and are pending in various District Consumer Redressal Forums in India. Also these include demand raised under Section 6 of The Employees’ Provident Fund and Misc. Provisions Act,1952 for the financial year 2017-18 and 2018-19. The management does not expect these claims/ demands to succeed and, accordingly, no provision has been recognized in the consolidated financial statements. Therefore the same has been classified as a contingent liability.
[2]	Service tax demand includes:
[3]	Income tax demand includes:
[4]	Goods and service tax demand includes: